Derivative financial instruments	12 Months Ended
Dec. 31, 2022
Derivative Financial Instruments [Abstract]
Derivative financial instruments
24. Derivative financial instruments
The Group enters into certain derivative contracts in the course of its risk management activities, primarily to hedge the interest rate risk on its bank debt and the currency risk on sales made in currencies other than the Euro. The Company only enters into these contracts for hedging purposes as the Group’s financial management policy does not permit trading in financial instruments for speculative purposes. Derivative financial instruments meeting the hedge requirements of IFRS 9 are accounted for using hedge accounting. Changes in the fair value of derivative financial instruments not qualifying for hedge accounting are recognized in profit or loss in the relevant reporting period. The interest rate and currency derivatives used by the Company are over the counter (OTC) instruments, meaning those negotiated bilaterally with market counterparties, and the determination of their current value is based on valuation techniques that use input parameters (such as interest rate curves, foreign exchange rates, etc.) observable on the market (level 2 of the fair value hierarchy defined in IFRS 13 — Fair Value Measurement).
Derivatives are measured at fair value each reporting date by taking as a reference the applicable foreign currency exchange rates or the interest rates and yield curves observable at commonly quoted intervals.
At the reporting date, the Group had outstanding hedges as detailed in the tables below:

	At December 31, 2022			At December 31, 2021
(€ thousands)	Notional Amount	Positive Fair Value	Negative Fair Value	Notional Amount	Positive Fair Value	Negative Fair Value
Foreign currency exchange risk
Forward contracts	481,110	13,075	(2,362)	550,734	1,786	(11,726)
Deal-Contingent Option	—	—	—	109,244	—	—
Interest rate risk
Interest rate swaps	320,000	9,379	—	323,816	—	(2,412)
Total derivatives – Hedging	801,110	22,454	(2,362)	983,794	1,786	(14,138)
Total derivatives instruments - Asset/(Liabilities)	801,110	22,454	(2,362)	983,794	1,786	(14,138)
Hedging derivatives
All contracts in place at the reporting date were entered into with major financial institutions, and no counterparties are expected to default. A liquidity analysis of the derivative contract maturities is provided in the financial risks section of these notes.
The cash flows resulting from the Group’s international activities are exposed to exchange rate volatility. In order to hedge this risk, the Group enters into forward sale and purchase agreements, so as to guarantee the value of identified cash flows in Euro (or in other currencies used locally). The projected future cash flows mainly relate to the collection of trade receivables, the settlement of trade payables and financial cash flows. The notional amount of foreign exchange forward contracts to hedge projected future cash flows are detailed as follows:

	For the years ended December 31,
(€ thousands)	2022	2021
USD	203,611	194,097
CHF	8,145	4,792
CNY	94,203	191,936
GBP	36,984	25,012
HKD	59,160	46,883
JPY	35,119	51,075
Other	43,888	36,939
Total notional amount	481,110	550,734
The Deal-Contingent Option refers to a deal-contingent option acquired by Zegna on November 3, 2021 in connection with the Business Combination. Under the agreement Zegna had the right, but not the obligation, to exchange
$130 million for Euros at an exchange rate of $1.19 per Euro, contingent on the closing of the Business Combination. The Deal-Contingent Option was set to expire on January 14, 2022 and was entered into in order to hedge currency risk for the distribution of Euros by locking in the strike exchange rate of $1.19 per Euro. Zegna paid a premium to acquire the option because the closing occurred; however, because the Deal-Contingent Option was out of the money on the closing date of the Business Combination, the option was not exercised and expired.
The key features of the interest rate swap (IRS) agreements are summarized as follows:

(€ thousands, except percentages)			Notional amount at December 31,		Fair value at December 31,
Contract	Maturity date	Fixed interest rate	2022	2021	2022	2021
IRS 1	1/27/2023	0.27%	20,000	20,000	67	(192)
IRS 2	2/8/2023	0.17%	20,000	20,000	45	(144)
IRS 3	4/27/2023	0.26%	50,000	50,000	428	(523)
IRS 4	8/3/2023	0.28%	40,000	40,000	676	(483)
IRS 5	11/17/2023	0.34%	60,000	60,000	1,564	(801)
IRS 6	4/15/2024	(0.24%)	80,000	80,000	3,775	(109)
IRS 7	12/20/2024	0.01%	50,000	50,000	2,824	72
IRS 8(*)	7/29/2027	0.80%	—	1,996	—	(57)
IRS 9(*)	12/18/2031	1.94%	—	1,820	—	(175)
Total			320,000	323,816	9,379	(2,412)
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*These agreements were disposed of prior to their original maturity dates.